Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ 6,289
Ending balance	5,984	$ 6,289
Leasehold improvements [member]
Statement [Line Items]
Beginning balance	1,476
Ending balance	1,316	1,476
Right-of-use assets [member]
Statement [Line Items]
Beginning balance	3,349
Ending balance	2,975	3,349
Other
Statement [Line Items]
Beginning balance	1,464
Ending balance	1,693	1,464
At Cost [member]
Statement [Line Items]
Beginning balance	13,306	12,954
Additions	445	486
Disposals	(4)	(134)
Ending balance	13,747	13,306
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Beginning balance	4,382	4,380
Additions		2
Ending balance	4,382	4,382
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Beginning balance	4,793	4,738
Additions		55
Ending balance	4,793	4,793
At Cost [member] | Other
Statement [Line Items]
Beginning balance	4,131	3,836
Additions	445	429
Disposals	(4)	(134)
Ending balance	4,572	4,131
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Beginning balance	(7,017)	(5,643)
Disposals	4	134
Depreciation	(750)	(1,508)
Ending balance	(7,763)	(7,017)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Beginning balance	(2,906)	(2,518)
Depreciation	(160)	(388)
Ending balance	(3,066)	(2,906)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Beginning balance	(1,444)	(704)
Depreciation	(374)	(740)
Ending balance	(1,818)	(1,444)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Beginning balance	(2,667)	(2,421)
Disposals	4	134
Depreciation	(216)	(380)
Ending balance	$ (2,879)	$ (2,667)